                                                                               .
                                                                               .
                                                                               .

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                  May, 2009
Payment Date                                                                                                       6/15/2009
Transaction Month                                                                                                          3

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $3,483,283,175.85                   179,524                    56.4 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $775,000,000.00                  1.86075%                 April 15, 2010
 Class A-2a Notes                                   $100,000,000.00                    3.240%                August 15, 2011
 Class A-2b Notes                                   $508,000,000.00   one-month LIBOR + 2.00%                August 15, 2011
 Class A-3a Notes                                   $170,000,000.00                    3.960%                   May 15, 2013
 Class A-3b Notes                                   $910,000,000.00   one-month LIBOR + 2.50%                   May 15, 2013
 Class A-4 Notes                                    $491,100,000.00                    6.070%                   May 15, 2014
                                                    ---------------
    Total                                         $2,954,100,000.00

II. AVAILABLE FUNDS
INTEREST:
 Interest Collections                                                                                         $17,211,756.92

PRINCIPAL:
 Principal Collections                                                                                        $60,370,881.54
 Prepayments in Full                                                                                          $41,088,162.27
 Liquidation Proceeds                                                                                          $1,364,513.34
 Recoveries                                                                                                       $21,783.30
                                                                                                                  ----------
    SUB TOTAL                                                                                                $102,845,340.45
                                                                                                             ---------------
COLLECTIONS                                                                                                  $120,057,097.37

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                           $705,679.76
 Purchase Amounts Related to Interest                                                                              $5,138.23
                                                                                                                   ---------
    SUB TOTAL                                                                                                    $710,817.99

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
Net Hedge Receipt - Class A-2b                                                                                         $0.00
Net Hedge Receipt - Class A-3b                                                                                         $0.00
Hedge Termination Receipt - Class A-2b                                                                                 $0.00
Hedge Termination Receipt - Class A-3b                                                                                 $0.00
                                                                                                                       -----
AVAILABLE FUNDS - TOTAL                                                                                      $120,767,915.36

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                 May, 2009
Payment Date                                                                                                      6/15/2009
Transaction Month                                                                                                         3

III. DISTRIBUTIONS
AVAILABLE FUNDS                                                                                CARRYOVER          REMAINING

                                              CALCULATED AMOUNT      AMOUNT PAID   SHORTFALL   SHORTFALL    AVAILABLE FUNDS
Indenture/Owner Trustee Fees/Expenses                     $0.00            $0.00       $0.00       $0.00    $120,767,915.36
Servicing Fee                                     $2,660,836.02    $2,660,836.02       $0.00       $0.00    $118,107,079.34
Net Hedge Payment - Class A-2b                      $293,358.99      $293,358.99       $0.00       $0.00    $117,813,720.35
Net Hedge Payment - Class A-3b                      $827,195.56      $827,195.56       $0.00       $0.00    $116,986,524.79
Senior Hedge Termination Payments                         $0.00            $0.00       $0.00       $0.00    $116,986,524.79
Class A2-b
Senior Hedge Termination Payments                         $0.00            $0.00       $0.00       $0.00    $116,986,524.79
Class A3-b
Interest - Class A-1 Notes                          $746,164.92      $746,164.92       $0.00       $0.00    $116,240,359.87
Interest - Class A-2a Notes                         $270,000.00      $270,000.00       $0.00       $0.00    $115,970,359.87
Interest - Class A-2b Notes                       $1,025,536.01    $1,025,536.01       $0.00       $0.00    $114,944,823.86
Interest - Class A-3a Notes                         $561,000.00      $561,000.00       $0.00       $0.00    $114,383,823.86
Interest - Class A-3b Notes                       $2,228,887.77    $2,228,887.77       $0.00       $0.00    $112,154,936.09
Interest - Class A-4 Notes                        $2,484,147.50    $2,484,147.50       $0.00       $0.00    $109,670,788.59
Priority Principal Payment                                $0.00            $0.00       $0.00       $0.00    $109,670,788.59
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00    $109,670,788.59
Regular Principal Payment                       $465,680,023.39  $109,670,788.59       $0.00       $0.00              $0.00
Subordinated Hedge Termination Payments-                  $0.00            $0.00       $0.00       $0.00              $0.00
Class A2-b
Subordinated Hedge Termination Payments - Class A-        $0.00            $0.00       $0.00       $0.00              $0.00
Class A3-b
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00              $0.00
Residual Released to Depositor                            $0.00            $0.00       $0.00       $0.00              $0.00
                                                                           -----
TOTAL                                                            $120,767,915.36

                                                               PRINCIPAL PAYMENT:
                                                                      Priority Principal Payment                      $0.00
                                                                      Regular Principal Payment             $109,670,788.59
                                                                                                            ---------------
                                                                      TOTAL                                 $109,670,788.59

IV. NOTEHOLDER PAYMENTS

                         NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS             TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL      PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes        $109,670,788.59         $141.51     $746,164.92            $0.96  $110,416,953.51            $142.47
Class A-2a Notes                 $0.00           $0.00     $270,000.00            $2.70      $270,000.00              $2.70
Class A-2b Notes                 $0.00           $0.00   $1,025,536.01            $2.02    $1,025,536.01              $2.02
Class A-3a Notes                 $0.00           $0.00     $561,000.00            $3.30      $561,000.00              $3.30
Class A-3b Notes                 $0.00           $0.00   $2,228,887.77            $2.45    $2,228,887.77              $2.45
Class A-4 Notes                  $0.00           $0.00   $2,484,147.50            $5.06    $2,484,147.50              $5.06
                                 -----                   -------------                     -------------
TOTAL                  $109,670,788.59                   $7,315,736.20                   $116,986,524.79

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                         May, 2009
Payment Date                                                                                                              6/15/2009
Transaction Month                                                                                                                 3

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE          NOTE FACTOR
Class A-1 Notes                                     $465,680,023.39             0.6008774     $356,009,234.80             0.4593668
Class A-2a Notes                                    $100,000,000.00             1.0000000     $100,000,000.00             1.0000000
Class A-2b Notes                                    $508,000,000.00             1.0000000     $508,000,000.00             1.0000000
Class A-3a Notes                                    $170,000,000.00             1.0000000     $170,000,000.00             1.0000000
Class A-3b Notes                                    $910,000,000.00             1.0000000     $910,000,000.00             1.0000000
Class A-4b Notes                                    $491,100,000.00             1.0000000     $491,100,000.00             1.0000000
                                                    ---------------             ---------     ---------------             ---------
TOTAL                                             $2,644,780,023.39             0.8952913   $2,535,109,234.80             0.8581664

POOL INFORMATION
 Weighted Average APR                                                              6.924%                                    6.908%
 Weighted Average Remaining Term                                                    54.75                                     53.93
 Number of Receivables Outstanding                                                168,132                                   164,148
 Pool Balance                                                           $3,193,003,218.75                         $3,088,632,490.78
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $2,843,462,376.38                         $2,750,897,383.92
 Pool Factor                                                                    0.9166648                                 0.8867015

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                                            $40,057,756.52
Targeted Credit Enhancement Amount                                                                                   $50,962,436.10
Yield Supplement Overcollateralization Amount                                                                       $337,735,106.86
Targeted Overcollateralization Amount                                                                               $566,307,244.83
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                          $553,523,255.98
Fixed Overcollateralization                                                                                         $217,667,458.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                    $40,057,756.52
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                       $40,057,756.52
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve  Balance                                                                                           $40,057,756.52

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                              May, 2009
Payment Date                                                                                                   6/15/2009
Transaction Month                                                                                                      3

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                      # OF RECEIVABLES            AMOUNT
Realized Loss                                                                                      424       $842,542.30
(Recoveries)                                                                                         1        $21,783.30
                                                                                                              ----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                     $820,759.00
Cumulative Net Losses Last Collection                                                                        $254,408.40
                                                                                                             -----------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                           $1,075,167.40

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 0.31%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL          # OF RECEIVABLES            AMOUNT
31-60 Days Delinquent                                                       0.81%                1,258    $24,955,843.56
61-90 Days Delinquent                                                       0.11%                  150     $3,313,794.17
91-120 Days Delinquent                                                      0.03%                   34       $833,340.77
Over 120 Days Delinquent                                                    0.00%                    1        $32,965.64
                                                                            -----                    -        ----------

TOTAL DELINQUENT RECEIVABLES                                                0.94%                1,443    $29,135,944.14

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                        156     $3,296,680.71
Total Repossesed Inventory                                                                         192     $4,499,064.37

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                               0.0058%
Preceding Collection Period                                                                                      0.0876%
Current Collection Period                                                                                        0.3136%
Three Month Average                                                                                              0.1357%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                               0.0127%
Preceding Collection Period                                                                                      0.0726%
Current Collection Period                                                                                        0.1127%
Three Month Average                                                                                              0.0660%